Non-current other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Non-current other receivables.
Schedule of non-current other receivables

	2022	2021	2020
	$m	$m	$m
Prepayments	243	391	395
Accrued income	44	61	56
Retirement benefit scheme surpluses (Note 22)	90	–	–
Other receivables	458	443	269
Non-current other receivables	835	895	720